Income Taxes - Schedule of Reconciliation of Net Deferred Tax Assets (Liabilities) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of deferred income taxes [line items]
Beginning balance	$ (33.1)
Discontinued operations	0.0	$ (8.6)
Tax effect on other comprehensive (loss) income	4.0	2.0
Impact of foreign exchange	0.8	(2.3)
Other	0.2	(0.1)
Deferred taxes acquired through business combinations	(9.6)	(0.7)
Tax (expense) recovery during the year recognized in net income	(15.1)	1.3
Ending balance	(41.3)	(33.1)
Previously stated [member]
Disclosure of deferred income taxes [line items]
Beginning balance	(33.1)	(31.4)
Ending balance		(33.1)
Increase (decrease) due to changes in accounting policy required by IFRS [member]
Disclosure of deferred income taxes [line items]
Beginning balance	11.5	6.7
Ending balance		11.5
As Restated [Member]
Disclosure of deferred income taxes [line items]
Beginning balance	$ (21.6)	(24.7)
Ending balance		$ (21.6)